Aug. 01, 2016

SUPPLEMENT DATED APRIL 10, 2017

TO THE PROSPECTUS DATED AUGUST 1, 2016

FOR PACIFIC FUNDS CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

ADVISOR CLASS AND INVESTOR CLASS SHARES

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I, Class R, Advisor Class and Investor Class shares prospectus dated August 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes in this supplement apply to all Funds, unless otherwise noted, and are currently in effect. This supplement supersedes the previous supplements dated December 23, 2016 and November 28, 2016 to the Pacific Funds Prospectus dated August 1, 2016. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Fund Summaries section

Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, Pacific Funds Limited Duration High Income and Pacific Funds High Income – For each of these Funds, the rows and the footnote to the Annual Fund Operating Expenses table regarding the expense reimbursement arrangement and the information in the Examples tables (“Fee Tables”) are replaced with the information below.

Pacific Funds Short Duration Income

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	Advisor
Management Fee	0.40%	0.40%	0.40%	0.40%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	None
Other Expenses	0.41%	0.41%	0.26%	0.41%
Total Annual Fund Operating Expenses	1.06%	1.81%	0.66%	0.81%
Less Expense Reimbursement[2]	(0.31%)	(0.31%)	(0.16%)	(0.31%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.75%	1.50%	0.50%	0.50%

[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% for Class A, Class C, Class I and Advisor Class shares through 7/31/2018. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement, or (ii) the expense cap in effect at the time of recoupment.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$374	$253	$51	$51
3 years	$597	$539	$195	$228
5 years	$838	$951	$352	$419
10 years	$1,528	$2,101	$807	$973

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$374	$153	$51	$51
3 years	$597	$539	$195	$228
5 years	$838	$951	$352	$419
10 years	$1,528	$2,101	$807	$973

Pacific Funds Core Income

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	Advisor
Management Fee	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	None
Other Expenses	0.39%	0.39%	0.24%	0.39%
Total Annual Fund Operating Expenses	1.14%	1.89%	0.74%	0.89%
Less Expense Reimbursement[2]	(0.29%)	(0.29%)	(0.19%)	(0.34%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.85%	1.60%	0.55%	0.55%

[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% for Class A and Class C shares through 7/31/2018, and 0.05% for Class I and Advisor Class shares through 7/31/2018. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement, or (ii) the expense cap in effect at the time of recoupment.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$508	$263	$56	$56
3 years	$744	$566	$217	$250
5 years	$999	$994	$393	$460
10 years	$1,727	$2,188	$901	$1,065

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$508	$163	$56	$56
3 years	$744	$566	$217	$250
5 years	$999	$994	$393	$460
10 years	$1,727	$2,188	$901	$1,065

Pacific Funds Strategic Income

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	Advisor
Management Fee	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	None
Other Expenses	0.41%	0.41%	0.26%	0.41%
Acquired Fund Fees and Expenses[2]	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	1.30%	2.05%	0.90%	1.05%
Less Expense Reimbursement[3]	(0.31%)	(0.36%)	(0.21%)	(0.31%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.99%	1.69%	0.69%	0.74%

[1]	The expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[3]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% for Class A and Advisor Class shares through 7/31/2018, and 0.05% for Class C and Class I shares through 7/31/2018. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement, or (ii) the expense cap in effect at the time of recoupment.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$522	$272	$70	$76
3 years	$790	$608	$266	$303
5 years	$1,079	$1,070	$478	$549
10 years	$1,900	$2,351	$1,089	$1,255

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$522	$172	$70	$76
3 years	$790	$608	$266	$303
5 years	$1,079	$1,070	$478	$549
10 years	$1,900	$2,351	$1,089	$1,255

Pacific Funds Floating Rate Income

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	Advisor
Management Fee	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	None
Other Expenses	0.40%	0.40%	0.25%	0.40%
Total Annual Fund Operating Expenses	1.30%	2.05%	0.90%	1.05%
Less Expense Reimbursement[2]	(0.28%)	(0.33%)	(0.18%)	(0.28%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.02%	1.72%	0.72%	0.77%

[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% for Class A and Advisor Class shares through 7/31/2018, and 0.05% for Class C and Class I shares through 7/31/2018. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement, or (ii) the expense cap in effect at the time of recoupment.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$401	$275	$74	$79
3 years	$673	$611	$269	$306
5 years	$965	$1,073	$481	$552
10 years	$1,797	$2,353	$1,091	$1,257

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$401	$175	$74	$79
3 years	$673	$611	$269	$306
5 years	$965	$1,073	$481	$552
10 years	$1,797	$2,353	$1,091	$1,257

Pacific Funds Limited Duration High Income

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	Advisor
Management Fee	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	None
Other Expenses	0.55%	0.55%	0.40%	0.55%
Total Annual Fund Operating Expenses	1.45%	2.20%	1.05%	1.20%
Less Fee Waiver and Expense Reimbursement[2,3]	(0.50%)	(0.55%)	(0.35%)	(0.50%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.95%	1.65%	0.70%	0.70%

[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to waive 0.02% of its management fee through 7/31/17.
[3]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.07% for Class A, Class I and Advisor Class shares through 7/31/2018, and 0.02% for Class C shares through 7/31/2018. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement, or (ii) the expense cap in effect at the time of recoupment.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$394	$268	$72	$72
3 years	$697	$635	$299	$331
5 years	$1,022	$1,129	$545	$611
10 years	$1,941	$2,491	$1,251	$1,410

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$394	$168	$72	$72
3 years	$697	$635	$299	$331
5 years	$1,022	$1,129	$545	$611
10 years	$1,941	$2,491	$1,251	$1,410

Pacific Funds High Income

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	Advisor
Management Fee	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	None
Other Expenses	0.43%	0.43%	0.28%	0.43%
Acquired Fund Fees and Expenses[2]	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	1.32%	2.07%	0.92%	1.07%
Less Expense Reimbursement[3]	(0.33%)	(0.38%)	(0.18%)	(0.33%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.99%	1.69%	0.74%	0.74%

[1]	The expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[3]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% for Class A, Class I and Advisor Class shares through 7/31/2018, and 0.05% for Class C shares through 7/31/2018. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement, or (ii) the expense cap in effect at the time of recoupment.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$522	$272	$76	$76
3 years	$794	$612	$275	$308
5 years	$1,087	$1,079	$492	$558
10 years	$1,920	$2,370	$1,115	$1,276

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	C	I	Advisor
1 year	$522	$172	$76	$76
3 years	$794	$612	$275	$308
5 years	$1,087	$1,079	$492	$558
10 years	$1,920	$2,370	$1,115	$1,276